1933 Act File No. 33-48847
                                             1940 Act File No. 811-07021

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                  --------

    Pre-Effective Amendment No.              ..................
                               --------------                     --------

    Post-Effective Amendment No.        17   ..................       X
                                -------------                     --------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                                                                  --------

    Amendment No.  18      ....................................   X
                 -----                                         -------

                          INVESTMENT SERIES FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                           John W. McGonigle, Esquire,

                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b)
  X     on _DECEMBER 31, 1998 pursuant to paragraph (b)

        60 days after filing pursuant to paragraph (a) (i)
        on __________________pursuant to paragraph (a) (i).
        75 days after filing pursuant to paragraph (a)(ii)
        on                   pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

               Matthew G. Maloney, Esquire
               Dickstein Shapiro Morin & Oshinsky LLP

               2101 L Street, N.W.
               Washington, D.C.  20037



Federated Bond Fund

A Portfolio of Investment Series Funds, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES



A mutual fund seeking to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in a professionally managed, diversified portfolio of fixed income securities.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            6
What do Shares Cost?                                             7
How is the Fund Sold?                                            9
How to Purchase Shares                                          10
How to Redeem and Exchange Shares                               11
Account and Share Information                                   14
Who Manages the Fund?                                           15
Financial Information                                           16

DECEMBER 31, 1998



Risk/Return Summary



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 65% of its assets in investment grade fixed income securities. The Fund may invest up to 35% of its assets in fixed income securities rated below investment grade.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:


 .  a general rise in interest rates, and

 .  defaults or an increase in the risk of defaults on portfolio securities.



Fixed income securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade fixed income securities.

  Other risks of investing in the Fund include call risks, liquidity risks, and risks related to foreign investing.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

     (The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class B Shares of Federated Bond Fund as of the calendar year-end for each of two years.

     The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2 up to 12.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's Class B Shares' start of business through the calendar year ended 1997. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class B Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1997, are 4.60% and 10.09%.)

The bar chart shows the variability of the Fund's Class B Shares on a calendar year-end basis.

The Fund's Class B Shares are sold subject to a contingent deferred sales charge
(load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.

The Fund's Class B Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 4.88%.

Within the period shown in the chart, the Fund's Class B Shares highest quarterly return was 4.18% (quarter ended June 30, 1997). Its lowest quarterly return was (1.91%) (quarter ended March 31, 1996).

Average Annual Total Return

Average Annual Returns for the Fund's Class A, Class B, and Class C Shares, compared to the Lehman Brothers Corporate Bond Index (LBCBI) and Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).


                                                                  Class A   Class B   Class C   LBCBI   LCDBBB

1 Year                                                             6.07%     4.19%     9.00%    10.15%   10.28%
Life of the Fund/1/                                                7.50%     6.96%     8.66%     8.24%    8.49%

 /1/ The start of performance dates for Class A, Class B, and Class C Shares was June 28, 1995.

      The table shows the Fund's Class A Shares, Class B Shares, and Class C Shares total returns averaged over a period of years relative to the LBCBI, a broad-based market index and the LCDBBB, an average of funds with similar investment objectives.

      Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, Class B, and C Shares.


Shareholder Fees

Fees Paid Directly From Your Investment                                                             Class A      Class B     Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                4.50%        None         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price                    None         5.50%        1.00%
or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)               None         None         None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                  None         None         None
Exchange Fee                                                                                        None         None         None

Annual Fund Operating Expenses (Before Waivers)/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/                                                                                   0.75%       0.75%       0.75%
Distribution (12b-1) Fee3                                                                           0.25%       0.75%       0.75%
Shareholder Services Fee4                                                                           0.25%       0.25%       0.25%
Other Expenses                                                                                      0.20%       0.20%       0.20%
Total Annual Fund Operating Expenses                                                                1.45%       1.95%/5/    1.95%
/1/  Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.

 Waivers of Fund Expenses                                                                          0.15%        0.10%       0.10%
 Total Actual Annual Fund Operating Expenses (after waivers)                                       1.05%        1.85%       1.85%

     /2/ The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.65% for Class A Shares, Class B
Shares, and Class C Shares, respectively, for the year ended October 31, 1998.

     /3/ The Fund's Class A Shares did not pay or accrue the distribution
(12b-1) fee during the fiscal year ended October 31, 1998. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending October 1999.

     /4/ The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after voluntary reduction) was 0.20% for Class A Shares, for the year ended October 31, 1998.

     /5/ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Share Class               1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------------------------------
Class A

---------------------------------------------------------------------------------
Expenses assuming          $246         $  554         $  884          $1,818
 redemption

---------------------------------------------------------------------------------
Expenses assuming no       $246         $  554         $  884          $1,818
 redemption
---------------------------------------------------------------------------------
Class B

---------------------------------------------------------------------------------
Expenses assuming          $748         $1,021         $1,252          $2,146
 redemption
---------------------------------------------------------------------------------
Expenses assuming no       $198         $  612         $1,052          $2,146
 redemption
---------------------------------------------------------------------------------
Class C

---------------------------------------------------------------------------------
Expenses assuming          $301         $  612         $1,052          $2,275
 redemption
---------------------------------------------------------------------------------
Expenses assuming no       $198         $  612         $1,052          $2,275
 redemption
---------------------------------------------------------------------------------

What are the Fund's Investment Strategies?

The Fund invests at least 65% of its assets in investment grade fixed income securities. The Adviser allocates the Fund's portfolio among business sectors and adjusts the credit quality of the portfolio by analyzing current economic and securities market conditions, particularly changes in interest rates and expected trends in corporate earnings. These factors also guide the selection of maturity and duration of portfolio securities. Duration measures the price sensitivity of a fixed income security to changes in interest rates. In selecting a portfolio security, the Adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

  The Fund may invest up to 35% of its assets in noninvestment grade fixed income securities. Although the selection of noninvestment grade securities involves the same factors as investment grade securities, the Adviser gives greater emphasis to its analysis of the issuer. The Fund will invest in noninvestment grade securities primarily by investing in another mutual fund advised by an affiliate of the Adviser. The other mutual fund is managed independently of the Fund and may incur additional expenses. The Fund may also invest directly in noninvestment grade securities.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields.

  The following describes the principal types of fixed income securities in which the Fund invests. The securities may be issued by companies based outside of the U.S.

Corporate debt securities



Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.


Municipal securities

Municipal securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund intends to invest in taxable municipal securities.

Zero Coupon Securities

Zero Coupon Securities do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security.

Preferred stocks



Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Issuers often have the right to redeem their preferred stock. The Fund treats redeemable preferred stock as a fixed income security.



INVESTMENT RATINGS

The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

  Securities rated BBB or below by Standard and Poor's or Baa by Moody's Investors Services, Inc., also known as junk bonds or high yield bonds, have speculative characteristics.

What are the Specific Risks of Investing in the Fund?

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 * Interest rate changes have a greater affect on fixed income securities with longer durations.



CREDIT RISK

Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.


 *Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

  *Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.



CALL RISK

Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.



RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

RISK OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund's current NAV and public offering price may be found in the Mutual Funds section in newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                   Maximum Sales Charge
                        Minimum

                        Initial/

                       Subsequent                      Contingent
                       Investment      Front-End        Deferred

Shares Offered         Amounts/1/  Sales Charge/2/   Sales Charge/3/

----------------------------------------------------------------------
Class A                $1500/$100       4.50%             0.00%
Class B                $1500/$100       None              5.50%
Class C                $1500/$100       None              1.00%

 1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professional may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.
 2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase".

 3   See "Sales Charge When You Redeem".

SALES CHARGE WHEN YOU PURCHASE


                                Class A Shares
                                    Sales

                                 Charge as a      Sales Charge
                                Percentage of         as a

                               Public Offering    Percentage of

Purchase Amount                     Price              NAV

---------------------------------------------------------------------
Less than $100,000                  4.50%            4.71%
---------------------------------------------------------------------
$100,000 but less

 than $250,000                      3.75%            3.90%
---------------------------------------------------------------------
$250,000 but less

 than $500,000                      2.50%            2.56%
---------------------------------------------------------------------
$500,000 but less than $1

 million                            2.00%            2.04%
---------------------------------------------------------------------
$1 million or greater/1/            0.00%            0.00%
---------------------------------------------------------------------

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.



The sales charge at purchase may be reduced or eliminated by:


 . purchasing Shares in greater quantities to reduce the applicable sales charge;

 .  combining concurrent purchases of Shares:
-  by you, your spouse, and your children under age 21; or
-  of the same share class of two or more Federated Funds (other than money market funds);

 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).



The sales charge will be eliminated when you purchase Shares:



 .  within 120 days of redeeming Shares of an equal or lesser amount;
 .  by exchanging shares from the same share class of another Federated Fund

   (other than a money market fund);

 . through wrap accounts or other investment pro grams where you pay the investment professional directly for services;

 .  through investment professionals that receive no portion of the sales charge;

   or

 . as a Federated Life Member (Class A Shares only) and their immediate family members; or

 . director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.



SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).



Class A Shares

A contingent deferred sales charge or 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

    -----------------------------------------------------------------------

Class B Shares

Shares Held Up To:                                      CDSC

----------------------------------------------------------------
1 year                                                   5.50%

----------------------------------------------------------------
2 years                                                  4.75%
----------------------------------------------------------------
3 years                                                  4.00%
----------------------------------------------------------------
4 years                                                  3.00%
----------------------------------------------------------------
5 years                                                  2.00%
----------------------------------------------------------------
6 years                                                  1.00%
----------------------------------------------------------------
7 years or more                                          0.00%
----------------------------------------------------------------

Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You will not be charged a CDSC when redeeming Shares:

 . purchased with reinvested dividends or capital gains;

 . purchased within 120 days of redeeming Shares of an equal or lesser amount; . that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

 . purchased through investment professionals that did not receive advanced sales payments; or

If after you purchase Shares you become disabled as defined by the IRS.



In addition, you will not be charged a CDSC:



 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 .  if your redemption is a required retirement plan distribution;
 .  upon the death of the last surviving shareholder(s) of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.


To keep the sales charge as low as possible, the Fund redeems your Shares in this order:



 .  Shares that are not subject to a CDSC;

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

 . then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?



The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares, and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares, and Class C Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



  The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares, Class B Shares, and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

================================================================================
How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (Federal Reserve wire or check), you automatically will receive Class A Shares.



THROUGH AN INVESTMENT PROFESSIONAL



 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND



 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA



 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE



 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

    By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:



 Federated Shareholder Services Company


 P.O. Box 8600

 Boston, MA 02266-8600



If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company



 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE



You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.



RETIREMENT INVESTMENTS



You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or roll over of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.



THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.



DIRECTLY FROM THE FUND



By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail



You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600



Send requests by private courier or overnight delivery service to:


 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317



All requests must include:



 .  Fund Name and Class Share, account number and account registration;
 .  amount to be redeemed or exchanged;
 . signatures of all Shareholders exactly as registered; and . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.



Call your investment professional or the Fund if you need special instructions.



Signature Guarantees



Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last thirty days;

 .  a redemption is payable to someone other than the shareholder(s) of record;

   or

 . if exchanging (transferring) into another fund with a different shareholder registration.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS



Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:



 .  to allow your purchase to clear;
 .  during periods of market volatility; or



 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



REDEMPTIONS FROM RETIREMENT ACCOUNTS



In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.



EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:



 .  ensure that the account registrations are identical;
 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM



You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) On Class B Shares



You will not be charged a CDSC on SWP redemptions if:
 . you redeem 12% or less of your account value in a single year; . your account is at least one year old;

 .  you reinvest all dividends and capital gains distributions; and

 .  your account has at least a $10,000 balance when you establish the SWP (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).



You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.



ADDITIONAL CONDITIONS



Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS



You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS



The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION



The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; and capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Advisers. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



THE FUND'S PORTFOLIO MANAGERS ARE:

Joseph M. Balestrino

Joseph M. Balestrino has been the Fund's portfolio manager since June, 1992 and is responsible for managing the allocation of fixed income assets (between investment grade and high yield). Mr. Balestrino also manages the investment grade portion of the Fund. Mr. Balestrino has been a Portfolio Manager of various Federated Funds for the past five years. Mr. Balestrino joined Federated Investors, Inc. or its predecessor in 1986 and has been a Vice President of the Fund's investment adviser and Federated Research Corp. since 1995. Mr. Balestrino served as Assistant Vice President of the investment adviser and Federated Research Corp. from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mark E. Durbiano

Mark E. Durbiano has been the Fund's portfolio manager since June, 1992 and is responsible for managing the high yield portion of the Fund. Mr. Durbiano has been a Portfolio Manager of various Federated Funds for the past five years. Mr. Durbiano joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Vice President of the Fund's investment adviser and Federated Research Corp. since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of the Fund's investment adviser and Federated Research Corp. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.


  The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which total over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.



  The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.



  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.


  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.



  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.


  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



Financial Highlights_Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 21, 1998, on the Fund's financial statements for the year ended October 31, 1998, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.


Year Ended October 31                                          1998           1997           1996          1995/1/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $  10.02       $   9.72       $  9.76        $  9.64
-------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

-------------------------------------------------------------------------------------------------------------------
Net investment income                                              0.70           0.74          0.71           0.26
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            (0.19)          0.26         (0.04)          0.11
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.51           1.00          0.67           0.37
-------------------------------------------------------------------------------------------------------------------
Less Distributions:

-------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                          (0.71)         (0.70)        (0.71)         (0.25)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $   9.82       $  10.02       $  9.72        $  9.76
-------------------------------------------------------------------------------------------------------------------
Total Return/2/                                                    5.14%         10.73%         7.21%          3.92%
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

-------------------------------------------------------------------------------------------------------------------
Expenses                                                           1.05%          1.05%         1.05%        1.02%3
-------------------------------------------------------------------------------------------------------------------
Net investment income                                              6.89%          7.30%         7.46%        8.22%3
-------------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement/3/                                    0.15%          0.20%         0.25%        0.35%3
-------------------------------------------------------------------------------------------------------------------
Supplemental Data:

-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                        $210,768       $111,377       $37,045        $ 5,070
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   20%            55%           49%            77%
-------------------------------------------------------------------------------------------------------------------

1 Reflects operations for the period from June 28, 1995 (date of initial public investment) to October 31, 1995.
2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Financial Highlights_Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 21, 1998, on the Fund's financial statements for the year ended October 31, 1998, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.


Year Ended October 31                                          1998           1997           1996          1995/1/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              10.02           9.72       $   9.76       $  9.64
-------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

-------------------------------------------------------------------------------------------------------------------
Net investment income                                              0.61           0.64           0.64          0.24
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            (0.18)          0.28          (0.04)         0.11
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.43           0.92           0.60          0.35
-------------------------------------------------------------------------------------------------------------------
Less Distributions:

-------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                          (0.62)         (0.62)         (0.64)        (0.23)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $   9.83          10.02       $   9.72       $  9.76
-------------------------------------------------------------------------------------------------------------------
Total Return/2/                                                    4.34%          9.86%          6.40%         3.72%
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

-------------------------------------------------------------------------------------------------------------------
Expenses                                                           1.85%          1.85%          1.85%       1.81%3
-------------------------------------------------------------------------------------------------------------------
Net investment income                                              6.09%          6.50%          6.66%       7.36%3
-------------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement/4/                                    0.10%          0.15%          0.20%       0.30%3
-------------------------------------------------------------------------------------------------------------------
Supplemental Data:

-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                        $302,010       $191,600       $125,620       $27,768
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                   20%            55%            49%           77%
-------------------------------------------------------------------------------------------------------------------

1 Reflects operations for the period from June 28, 1995 (date of initial public investment) to October 31, 1995.
2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Financial Highlights_Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 21, 1998, on the Fund's financial statements for the year ended October 31, 1998, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.


Year Ended October 31                                               1998          1997          1996          1995/1/
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                $ 10.02       $  9.72       $  9.76        $  9.64
----------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

----------------------------------------------------------------------------------------------------------------------
Net investment income                                                  0.61          0.64          0.64           0.24
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                (0.18)         0.28         (0.04)          0.11
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       0.43          0.92          0.60           0.35
----------------------------------------------------------------------------------------------------------------------
Less Distributions:

----------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                              (0.62)        (0.62)        (0.64)         (0.23)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $  9.83       $ 10.02       $  9.72        $  9.76
----------------------------------------------------------------------------------------------------------------------
Total Return/2/                                                        4.35%         9.86%         6.40%          3.72%
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

----------------------------------------------------------------------------------------------------------------------
Expenses                                                               1.85%         1.85%         1.85%        1.81%3
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                  6.09%         6.50%         6.70%        7.31%3
----------------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement/4/                                        0.10%         0.15%         0.20%        0.30%3
----------------------------------------------------------------------------------------------------------------------
Supplemental Data:

----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                             $76,645       $39,398       $22,897        $ 5,508
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                       20%           55%           49%            77%
----------------------------------------------------------------------------------------------------------------------

1 Reflects operations for the period from June 28, 1995 (date of initial public investment) to October 31, 1995.
2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Federated Bond
Fund

A Portfolio of Investment Series
Funds, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

DECEMBER 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http:// www.sec.gov.



You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



Investment Company Act File No. 811-07021
Cusip 461444507

Cusip 461444606
Cusip 461444705
G01271-01 (12/98)





Federated Bond Fund

A Portfolio of Investment Series Funds, Inc.



CLASS F SHARES

A mutual fund seeking to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in a professionally managed, diversified portfolio of fixed income securities.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


CONTENTS

Risk/Return Summary                                       1
What are the Fund's Fees and Expenses?                    3
What are the Fund's Investment Strategies?                4
What are the Principal Securities in Which the
Fund Invests?                                             4
What are the Specific Risks of Investing in the Fund?     5
What do Shares Cost?                                      6
How is the Fund Sold?                                     8
How to Purchase Shares                                    8
How to Redeem Shares and Exchange Shares                 10
Account and Share Information                            12
Who Manages the Fund?                                    13
Financial Information                                    14
DECEMBER 31, 1998



Risk/Return Summary



WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 65% of its assets in investment grade fixed income securities. The Fund may invest up to 35% of its assets in fixed income securities rated below investment grade.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

 .  a general rise in interest rates, and

 .  defaults or an increase in the risk of defaults on portfolio securities.

  Fixed income securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade fixed income securities.


  Other risks if investing in the Fund include call risks, liquidity risks, and risks relating to foreign investing.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

     (The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class F Shares of Federated Bond Fund as of the calendar year-end for each of ten years.

     The `y' axis reflects the "% Total Return" beginning with (10) and increasing in increments of 10 up to 50.

     The `x' axis represents calculation periods for the last ten calendar years of Class F Shares of the Fund, beginning with 1988. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class F Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1988 through 1997, are 9.08%, 1.32%, (9.59%), 44.62%, 15.94%, 16.31%, (3.36%), 20.18%, 5.40%, and 10.92%.)

The Bar Chart shows the variability of the Fund's Class F Shares on a calendar year-end basis.

The Fund's Class F Shares are sold subject to a sales charge and a contingent deferred sales charge (load). The impact of the sales charge and contingent deferred sales charge is not reflected in the total returns above, and if this amount was reflected, the returns would be less than that shown.

The Fund's Class F Shares year-to-date total return as of the most recent calendar quarter of September 30, 1998 was 5.48%.

Within the period shown in the chart, the Fund's Class F Shares highest quarterly return was 21.02% (quarter ended March 31, 1991). Its lowest quarterly return was (7.31%) (quarter ended September 30, 1990).

Average Annual Total Return

Average Annual Returns for the Fund's

Class F Shares, compared to the Lehman Brothers Corporate Bond Index (LBCBI) and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).




Calendar Period           Class F Shares     LBCBI      LCDBBB
1 Year                           8.70%      10.15%       10.28%
5 Years                          9.34%       8.30%        8.26%
10 Years                        10.11%       9.83%        9.25%
Life of Fund/1/                  9.90%       9.67%        9.01%


 1  The start of performance for Class F Shares was May 20, 1987.

    The table shows the Fund's Class F Shares total returns averaged over a period of years relative to the LBCBI, a broad-based market index and the LCDBBB, an average of funds with similar investment objectives.

    Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's Investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

FEDERATED BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class F Shares.


Shareholder Fees

Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                         1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase                                                   1.00%
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)                                       None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                          None
Exchange Fee                                                                                                                None

Annual Fund Operating Expenses (Before Waivers)1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee2                                                                                                              0.75%
Distribution (12b-1) Fee                                                                                                    None
Shareholder Services Fee3                                                                                                    0.25%
Other Expenses                                                                                                               0.20%
Total Annual Fund Operating Expenses                                                                                         1.20%



1 Although not contactually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with net expenses the Fund actually paid for the fiscal year ended October 31, 1998.

   Waiver of Fund Expenses                                             0.12%
   Total Actual Annual Fund Operating Expenses (after waivers)         1.08%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.65% for the year ended October 31, 1998.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after voluntary reduction) was 0.23% for the year ended October 31, 1998.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class F Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class F Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class F Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         1 Year     3 Years    5 Years    10 Years
Class F Shares

Expenses assuming            $321       $577       $753      $1,540
 redemption

Expenses assuming no         $221       $477       $753      $1,540
 redemption



What are the Fund's Investment Strategies?



The Fund invests at least 65% of its assets in investment grade fixed income securities. The Adviser allocates the Fund's portfolio among business sectors and adjusts the credit quality of the portfolio by analyzing current economic and securities market conditions, particularly changes in interest rates and expected trends in corporate earnings. These factors also guide the selection of maturity and duration of portfolio securities. Duration measures the price sensitivity of a fixed income security to changes in interest rates. In selecting a portfolio security, the Adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

  The Fund may invest up to 35% of its assets in noninvestment grade fixed income securities. Although the selection of noninvestment grade securities involves the same factors as investment grade securities, the Adviser gives greater emphasis to its analysis of the issuer. The Fund will invest in noninvestment grade securities primarily by investing in another mutual fund advised by an affiliate of the Adviser. The other mutual fund is managed independently of the Fund and may incur additional expenses. The Fund may also invest directly in noninvestment grade securities.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter- term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?



Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields.

  The following describes the principal types of fixed income securities in which the Fund invests. The securities may be issued by companies based outside of the U.S.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

Municipal Securities

Municipal securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund intends to invest in taxable municipal securities.

Zero Coupon Securities

Zero Coupon Securities do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Issuers often have the right to redeem their preferred stock. The Fund treats redeemable preferred stock as a fixed income security.

INVESTMENT RATINGS

The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

  Securities rated BBB by Standard and Poor's or Baa by Moody's Investors Services, Inc., also known as junk bonds or high yield bonds, have speculative characteristics.

What are the Specific Risks of Investing in the Fund?


MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 Interest rate changes have a greater effect on fixed income securities with longer durations.

CREDIT RISK

Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

  Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

CALL RISK

Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

RISK OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.


What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (public offering price). The Fund's current NAV and offering price may be found in the Mutual Funds section in newspapers under "Federated" and the appropriate class designation listing. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered         Minimum        Maximum Sales Charge

                       Initial/

                     Subsequent      Front-End     Contingent
                      Investment       Sales        Deferred

                       Amounts/1/    Charge/2/    Sales Charge/3/

Class F                 $1500/$100        1.00%           1.00%


 1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professional may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

 2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase".

 3  See "Sales Charge When You Redeem".

SALES CHARGE WHEN YOU PURCHASE



Class F Shares

Purchase Amount         Sales Charge as a    Sales Charge as a
                          Percentage of      Percentage of NAV

                         Public Offering
                              Price

Less than $1 million                 1.00%                1.01%
$1 million or greater                0.00%                0.00%

The sales charge at purchase may be eliminated by:

 . purchasing Shares in greater quantities to reduce the applicable sales charge;

 . combining concurrent purchases of Shares:

 . by you, your spouse, and your children under age 21; or

 . of the same share class of two or more Federated Funds (other than money market funds);

 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

  . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

 .  within 120 days of redeeming Shares of an equal or lesser amount;

 . when the Fund's Distributor does not advance payment to the investment professional for your purchase;

 .  by exchanging shares from the same share class of another Federated Fund;

 . for trusts or pension or profit- sharing plans where the third- party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase shares without a sales charge; or

 .  through investment professionals that receive no portion of the sales charge.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.


SALES CHARGE WHEN YOU REDEEM



Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).



Class F Shares

Purchase Amount                         Shares Held     CDSC
Up to $2 million                       4 years or        1.00%

                                       less

$2 - $5 million                        2 years or        0.50%
                                       less

$5 million or more                     1 year or less    0.25%

$25 million or more                    N/A               None


You will not be charged a CDSC when redeeming Shares:

 .  purchased with reinvested dividends or capital gains;

 .  purchased within 120 days of redeeming Shares of an equal or lesser amount;

 .  that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);



 . purchased through investment professionals that did not receive advanced sales payments; or



 .  if after you purchase Shares you become disabled as defined by the IRS.



In addition, you will not be charged a CDSC:


 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 .  if your redemption is a required retirement plan distribution;

 .  upon the death of the last surviving shareholder(s) of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .  Shares that are not subject to a CDSC;

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

 . then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares, and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class F Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.


  The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 .  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New

   Account Form; and



 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire


Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check



Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston MA 02266-8600



If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:



 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.



DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



By Mail

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

All requests must include:

 .  Fund Name and Share Class, account number and account registration;

 .  amount to be redeemed or exchanged;

 .  signatures of all Shareholders exactly as registered; and

 . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.



Signature Guarantees



Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last thirty days; or

 .  a redemption is payable to someone other than the shareholder(s) of record;

   or

 . if exchanging (transferring) into another fund with a different shareholder registration.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .  an electronic transfer to your account at a financial institution that is an

   ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.



Redemption in Kind



Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

 .  ensure that the account registrations are identical;

 .  meet any minimum initial investment requirements; and

 .  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM



You may automatically redeem or exchange Shares on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account.

Payments should not be considered yield or income.


ADDITIONAL CONDITIONS



Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; and capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?



The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Advisers. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222- 3779.



THE FUND'S PORTFOLIO MANAGERS ARE:

Joseph M. Balestrino

Joseph M. Balestrino has been the Fund's portfolio manager since June, 1992 and is responsible for managing the allocation of fixed income assets (between investment grade and high yield). Mr. Balestrino also manages the investment grade portion of the Fund. Mr. Balestrino has been a Portfolio Manager of various Federated Funds for the past five years. Mr. Balestrino joined Federated Investors, Inc. or its predecessor in 1986 and has been a Vice President of the Fund's investment adviser and Federated Research Corp. since 1995. Mr. Balestrino served as Assistant Vice President of the investment adviser and Federated Research Corp. from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mark E. Durbiano

Mark E. Durbiano has been the Fund's portfolio manager since June, 1992 and is responsible for managing the high yield portion of the Fund. Mr. Durbiano has been a Portfolio Manager of various Federated Funds for the past five years. Mr. Durbiano joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Vice President of the Fund's investment adviser and Federated Research Corp. since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of the Fund's investment adviser and Federated Research Corp. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.


  The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which total over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

  The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.





Financial Highlights--Class F Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 21, 1998, on the Fund's financial statements for the year ended October 31, 1998, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.



Year Ended October 31                        1998           1997           1996           1995            1994
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $  10.02       $   9.72       $   9.76       $   9.08       $  10.30
-----------------------------------------------------------------------------------------------------------------
Income from Investment Operations:

-----------------------------------------------------------------------------------------------------------------
Net investment income                            0.69           0.72           0.71           0.79           0.76
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized

-----------------------------------------------------------------------------------------------------------------
gain (loss) on investments                      (0.18)          0.28          (0.04)          0.65          (1.09)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                 0.51           1.00           0.67           1.44          (0.33)
-----------------------------------------------------------------------------------------------------------------
Less Distributions:

-----------------------------------------------------------------------------------------------------------------
Distributions from net investment               (0.70)         (0.70)         (0.71)         (0.76)         (0.75)
 income

-----------------------------------------------------------------------------------------------------------------
Distributions from net realized

-----------------------------------------------------------------------------------------------------------------
gain on investment transactions                    --             --             --             --          (0.14)
-----------------------------------------------------------------------------------------------------------------
Total distributions                             (0.70)         (0.70)         (0.71)         (0.76)         (0.89)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $   9.83       $  10.02       $   9.72       $   9.76       $   9.08
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Total Return/1/                                  5.12%         10.70%          7.18%         16.51%         (3.41%)
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:

-----------------------------------------------------------------------------------------------------------------
Expenses                                         1.08%          1.08%          1.08%          1.03%          1.05%
-----------------------------------------------------------------------------------------------------------------
Net investment income                            6.86%          7.27%          7.38%          8.20%          7.92%
-----------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement/2/                  0.12%          0.17%          0.22%          0.31%          0.33%
-----------------------------------------------------------------------------------------------------------------
Supplemental Data:

-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)      $393,905       $325,531       $267,720       $195,502       $146,270
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 20%            55%            49%            77%            74%
-----------------------------------------------------------------------------------------------------------------


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



[LOGO OF FEDERATED INVESTORS]

Federated
Bond Fund

A Portfolio of Investment Series
Funds, Inc.

CLASS F SHARES

DECEMBER 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[LOGO OF FEDERATED INVESTORS]

Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-07021
Cusip 461444309

G01271-02-F (12/98)

Federated is a registered mark
of Federated Investors, Inc.

1998 (C)Federated Investors, Inc.   [RECYCLED PAPER LOGO]

   Statement of Additional Information                         December 31, 1998


   Federated Bond Fund

   [A Portfolio of Investment Series Funds, Inc.]
   Class A Shares, Class B Shares, Class C Shares, Class F Shares

   This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Bond Fund (Fund), dated December 31, 1998.

   This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

   ----------------------------------------------------------------------------
   Table of Contents

   ----------------------------------------------------------------------------

   How is the Fund Organized?
   Securities in Which the Fund Invests

   What Do Shares Cost?
   How is the Fund Sold?



   Exchanging Securities for Shares



   Subaccounting Services
   Redemption in Kind
   Account and Share Information
   Tax Information
   Who Manages and Provides

                                  Services to the Fund?

   How Does the Fund Measure Performance?
   Who is Federated Investors, Inc.?
   Investment Ratings



   Addresses



   [Federated Investors Logo]
   Federated Securities Corp., Distributor, subsidiary of Federated Investors

   CUSIP 461444507
   CUSIP 461444606
   CUSIP 461444705
   CUSIP 461444309
   2041304b (12/98)

HOW IS THE FUND ORGANIZED?

===============================================================================


The Fund is a diversified portfolio of Investment Series Funds, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on May 19, 1992. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On May 20, 1994, Class A and Class C Shares were added to the Fund. On May 19, 1995, Class B Shares were added. On June 27, 1995, shareholders approved the name of the Fund to be changed to Federated Bond Fund. On June 2, 1996, the name of the Fund's "Fortress Shares" class was changed to "Class F Shares."

The Board of Directors (the Board) has established four classes of shares of the Fund, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares (Shares). This SAI relates to all of the above-mentioned Shares.

SECURITIES IN WHICH THE FUND INVESTS

===============================================================================
In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.

  Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.



  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.



  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the market and prepayment risks of these mortgage backed securities.

  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The Fund may also purchase interests in bank loans to corporations.

  The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking ("senior") debt securities have a higher priority than lower ranking ("subordinated") securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, permit the issuer to defer payments under certain circumstances.

  Municipal securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund intends to invest in taxable municipal securities.

  Mortgage backed securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as "ARMs."

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities, which deprives holders of the securities of the higher yields. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower yields. As a result, increases in prepayments of premium mortgage backed securities, or decreases in prepayments of discount mortgage backed securities, may reduce their yield and price.

  This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage backed securities tend to pay higher yields to compensate for this volatility.

  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are "pass-through certificates." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

  Collateralized mortgage obligations ("CMOs"), including interests in real estate mortgage investment conduits ("REMICs"), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. For example, in a sequential pay CMO, one class of CMOs receives all principal payments (including prepayments). The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risk of subsequent classes.

  More sophisticated CMOs include planned amortization classes ("PACs") and targeted amortization classes ("TACs"). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

  In addition, CMOs may allocate interest payments to one class ("IOs") and principal payments to another class ("POs"). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

  Another variant allocates interest payments between two classes of CMOs. One class ("Floaters") receives a share of interest payments based upon a market index such as LIBOR. The other class ("Inverse Floaters") receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the Inverse Floater class.

  CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual ("Z") class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have "residual interests" that receive any mortgage payments not allocated to another REMIC class.

  The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. [Z classes,] IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

  Asset Backed Securities are payable from pools of obligations other than mortgages. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may take the form of commercial paper or notes, in addition to pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.

  Historically, borrowers are more likely to refinance their mortgage than any other type of consumer debt or short term commercial debt. In addition, some asset backed securities use prepayment to buy addition assets, rather than paying off the securities. Therefore, although asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.

  Zero Coupon Securities do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

  There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs and POs are the most common forms of "stripped" zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

  Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to Fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

  Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by Non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred o as Yankee instruments.

  Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities. Insurance companies may also issue corporate debt securities, including surplus notes that are payable solely from the capital of the company.

  Credit enhancement consists of an arrangement in which one company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the other company makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the company providing such credit enhancement has greater financial resources and liquidity than the issuer. This may lead the Adviser to evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risk by providing another source of payment for a fixed income security.

Equity securities represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

  Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  Interests In Other Limited Liability Companies. Corporations typically issue stocks. Other types of entities may issue securities comparable to common or preferred stocks. These entities include limited partnerships, limited liability companies, business trusts and companies organized outside the United States.

  REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

  Warrants give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or "underlying") securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a "counterparty."

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all of the terms of the contract except for the price. Investors make any payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to "close out" their contracts by entering into offsetting contracts.

For example, a Fund could close out an open purchase (or sale) contract by entering into an offsetting sale (or purchase) contract for the same amount of the same assets and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The Fund might not always be able to close out a position when it wants to; if this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract ), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so), and the Fund could incur substantial losses. Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Derivative contracts can also be traded "over-the-counter" ("OTC"), in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how they are used and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to Market Risk and Currency Risk, and may also expose the Fund to Liquidity Risk and Leverage Risk. OTC contracts also expose the Fund to Credit Risk in the event that a counterparty defaults on the contract.

The Fund may attempt to hedge all or a portion of its portfolio by buying and selling derivatives contracts. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund.

The Fund may trade in the following types of derivative contracts.

  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as "forward contracts." Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

  The Fund may:

  Buy put options on portfolio securities and listed put options on futures (in anticipation of a decrease in the value of the underlying asset).

  Write call options on futures and portfolio securities (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset). If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

  Hybrid Instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest, and/or the principal amount, payable on a hybrid security is determined by reference to prices, changes in prices, or differences between prices, of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates, a commodity index, or a securities index). Hybrid Instruments may take a variety of forms, such as debt instruments with interest, principal payments, and/or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time; preferred stock with dividend rates determined by reference to the value of a currency; or convertible securities with the conversion terms related to a particular commodity. Trading in hybrids is often done in the OTC market.

  The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional fixed income instrument. Hybrid instruments are also potentially more volatile and carry greater Market Risk than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to Leverage Risk or carry Liquidity Risk.

Foreign Securities are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the U.S. In addition to the risks normally associated with U.S. securities of the same type, Foreign Securities are subject to Country Risk and Currency Risk.

  Depositary Receipts represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the U.S. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including Country Risk and Currency Risk.

  Foreign Exchange Contracts. In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into "spot" currency trades. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. Use of these derivative contracts may increase or decrease the Fund's exposure to Currency Risk.

  Foreign Government Securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

  Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage- related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Special Transactions

  Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy

  A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase Agreements are subject to Credit Risk.

  Reverse Repurchase Agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse Repurchase Agreements are subject to Credit Risk. In addition, Reverse Repurchase Agreements create Leverage Risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

  When Issued Transactions are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.

  Dollar Rolls are transactions where the Fund sells mortgage-backed securities with a commitment to purchase similar, but not identical, mortgage-backed securities on a future date at a lower price. Often one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to Market Risk and Credit Risk.

  Securities Lending. A Fund may lend portfolio securities to firms that the Adviser has determined are creditworthy.. In return,, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in securities that qualify as an otherwise acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of any cash collateral. If the market value of the loaned securities increases, the borrower must furnish additional collateral. While portfolio securities are on loan, the borrower pays the Fund the equivalent of any dividends or interest received on them. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are being lent, but it will terminate a loan in anticipation of any important vote. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to Market Risk and Credit Risk.

Asset Coverage. In order to secure its obligations in connection with futures contracts, options, foreign exchange agreements, when-issued, and delayed-delivery transactions, the Fund will "cover" such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities; entering into an offsetting transaction; or segregating, earmarking, or depositing into an escrow account readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts. As a result, use of these instruments will impede the Fund's ability to freely trade the assets being used to cover them, which could result in harm to the Fund.

INVESTMENT RISKS__

The following risks relate to investments in fixed income securities.

Market Risk

-----------

 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on fixed income securities with longer durations.

Credit Risk

-----------
 . Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Call Risk

---------

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

 . If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

---------------

 . Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.

Risks Associated with Noninvestment Grade Securities

----------------------------------------------------

 . Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Risk of Foreign Investing

-------------------------

 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

The following risks relate to investments in equity securities.

Stock Market Risks

------------------

 . The value of equity securities in the Fund's portfolio will go up and down.
  These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

 . The Fund's investment adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.

Liquidity Risks

----------------

 . Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity making it more difficult to sell or buy the securities at a favorable price or time. In response, the fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

Risks Related to Company Size

-----------------------------

 . Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

 . In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies.

Sector Risk

-----------

 . Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Leverage Risk

-------------

 . Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Risk of Foreign Investing

-------------------------

 . Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 . Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

INVESTMENT LIMITATIONS

Buying on Margin

The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer(other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be in the securities of that issuer, or would own more than 10% of the outstanding voting securities of that issuer.

Investing in Real Estate

The Fund will not buy or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Commodities

The Fund will not purchase or sell commodities. However, the Fund may purchase put options on portfolio securities and on financial futures contracts. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell calls on financial futures contracts. The Fund will notify shareholders before such a change in its operating policies is implemented.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

Lending Cash or Securities

The Fund will not lend any of its assets except portfolio securities, on a short-term or long-term basis, up to one-third of the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities.

Concentration of Investments

The Fund will not invest 25% or more of the value of its total assets in any one industry. However, investing in U.S. government obligations shall not be considered investments in any one industry.

Selling Short

     The Fund will not sell securities short unless:

     . during the time the short position is open, it owns an equal amount of the securities sold or securities readily and freely convertible into or exchangeable, without payment of additional consideration, for securities of the same issuer as, and equal in amount to, the securities sold short; an d

     . not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.



The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitation, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.


Investing in Restricted and Illiquid Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

Writing Covered Call Options and Purchasing Put Options

The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The use of short sales will allow the Fund to retain certain bonds in its portfolio longer than it would without such sales. To the extent the Fund receives the current income produced by such bonds for a longer period than it might otherwise, the Fund's investment objective of current income is furthered.

The Fund did not borrow money, sell securities short, engage in foreign currency options, or purchase financial futures contracts in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

 . for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

 . in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

 . for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

 . for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.



Trading in Foreign Securities



Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

===============================================================================
The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows.



Quantity Discounts



Larger purchases of the same Share class can reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.



Accumulated Purchases



If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.



Concurrent Purchases

You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.

Letter of Intent - Class A Shares and Class F Shares

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.

Purchases by Affiliates of the Fund



The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

 . the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

 . Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

 . any associated person of an investment dealer who has a sales agreement with the Distributor; and

 . trusts, pension or profit-sharing plans for these individuals.



Federated Life Members

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

 . through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

 . as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.



REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:



 . following the death or post-purchase disability, as defined in
  Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

 . representing minimum required distributions from an Individual Retirement
  Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

 . representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account;

 . which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

 . which are qualifying redemptions of Class B Shares under a Systematic
  Withdrawal Program;

 . of Shares that represent a reinvestment within 120 days of a previous redemption;

 . of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

 . of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.



HOW IS THE FUND SOLD?

===============================================================================
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professional for sales and/or administrative services. Any payments to investment professional in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (Class A, B, and C Shares)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.

SHAREHOLDER SERVICES



The Fund may pay Federated Shareholder Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS



Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


When a investment professional's customer purchases shares, the investment professional may receive:

 . an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

 . an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C
  Shares.

 . an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A and Class F that its customer has not redeemed over the first year.



Class A Shares

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

                                                Advance Payments
                                               as a Percentage of

            Amount                            Public Offering Price

            ------                            ---------------------

            First $1 - $5 million                  0.75%
            Next $5 - $20 million                  0.50%
            Over $20 million                       0.25%



For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.



Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


Class F Shares. Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the distributor of 0.25% of the purchase price.



EXCHANGING SECURITIES FOR SHARES

===============================================================================


You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

===============================================================================


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION IN KIND

===============================================================================

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

===============================================================================

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.



Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

As of December 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares of the Fund:
Charles Schwab & Co., Inc., San Francisco, CA, owned 5.58%; and MLPF&S, Jacksonville, FL, owned 18.21%.

As of December 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares of the Fund:

MLPF&S, Jacksonville, FL, owned 9.46%.

As of December 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares of the Fund:

MLPF&S, Jacksonville, FL, owned 35.18%.

As of December 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares of the Fund:
MLPF&S, Jacksonville, FL, owned 12.20%; and Nationwide QPVA, Columbus, OH, owned 11.60%.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

===============================================================================


FEDERAL INCOME TAX



The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.



The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS. If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

===============================================================================

BOARD OF DIRECTORS



The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and other notable positions held, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of one fund and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B, C, F Shares.



An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



                                                                                                                       Total
                                                                                                                       Compensation

Name                                                                                                    Aggregate      FroM
Birthdate                                                                                               Compensation   Corporation
Address                            Principal Occupations                                                From           and Fund
Position With Corporation          for Past 5 Years                                                     Corporation    Complex
------------------------------------------------------------------------------------------------------------------------------------
John F. Donahue##                  Chief Executive Officer and Director or Trustee of the Federated        $     0     $0 for the
Birthdate: July 28, 1924           Fund Complex. Chairman and Director, Federated Investors, Inc.;                     Corporation
Federated Investors Tower          Chairman and Trustee, Federated Advisers, Federated Management, and                 and 56 other
1001 Liberty Avenue                Federated Research; Chairman and Director, Federated Research Corp.,                investment
Pittsburgh, PA                     and Federated Global Research Corp.; Chairman, Passport Research,                   companies
CHAIRMAN AND DIRECTOR              Ltd.                                                                                in the Fund
                                                                                                                       Complex

Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex; Director, Member     $1,491.83   $111,222 for
Birthdate: February 3, 1934        of Executive Committee, Children's Hospital of Pittsburgh; formerly:                the
15 Old Timber Trail                Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.;                  Corporation
Pittsburgh, PA                     Director, Member of Executive Committee, University of Pittsburgh.                  and 56 other
DIRECTOR                                                                                                               investment
                                                                                                                       companies
                                                                                                                       in the Fund
                                                                                                                       Complex

John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex; President,           $1,641.25   $122,362 for
Birthdate: June 23, 1937           Investment Properties Corporation; Senior Vice President, John R.                   the
Wood/IPC Commercial Dept.          Wood and Associates, Inc., Realtors; Partner or Trustee in private                  Corporation
John R. Wood Associates, Inc.      real estate ventures in Southwest Florida; formerly: President,                     and 56 other

 Realtors                          Naples Property Management, Inc. and Northgate Village Development                  investment
3255 Tamiami Trial North Naples,   Corporation.                                                                        companies
 FL                                                                                                                    in the Fund

DIRECTOR                                                                                                               Complex

Nicholas Constantakis+             Director or Trustee of the Federated Fund Complex; formerly:            $1,133.56   $0 for the
Birthdate: September 3, 1939       Partner, Andersen Worldwide SC.                                                     Corporation
175 Woodshire Drive                                                                                                    and 36 other
Pittsburgh, PA                                                                                                         investment
 DIRECTOR                                                                                                              companies

                                                                                                                       in the Fund
                                                                                                                       Complex

William J. Copeland                Director or Trustee of the Federated Fund Complex; Director and         $1,641.25   $122,362 for
Birthdate: July 4, 1918            Member of the Executive Committee, Michael Baker, Inc.; formerly:                   the
One PNC Plaza-23rd Floor           Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.;                     Corporation
Pittsburgh, PA                     Director, Ryan Homes, Inc.                                                          and 56 other
DIRECTOR                                                                                                               investment
                                                                                                                       companies
                                                                                                                       in the Fund
                                                                                                                       Complex

                                   Retired: Director, United Refinery; Director, Forbes Fund; Chairman,
                                   Pittsburgh Foundation; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.                Director or Trustee of the Federated Fund Complex; Attorney-at-law;     $1,641.25   $122,362 for
Birthdate: May 18, 1922            Director, The Emerging Germany Fund, Inc.                                           the
571 Hayward Mill Road                                                                                                  Corporation
Concord, MA                        Retired: President, Boston Stock Exchange, Inc.; Regional                           and 56 other
DIRECTOR                           Administrator, United States Securities and Exchange Commission.                    investment
                                                                                                                       companies
                                                                                                                       in the Fund
                                                                                                                       Complex

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex; Professor of         $1,491.83   $111,222 for
Birthdate: October 11, 1932        Medicine, University of Pittsburgh; Medical Director, University of                 the
3471 Fifth Avenue                  Pittsburgh Medical Center  Downtown; Hematologist, Oncologist, and                  Corporation
Suite 1111                         Internist, Presbyterian and Montefiore Hospitals; Member, National                  and 56 other
Pittsburgh, PA                     Board of Trustees, Leukemia Society of America.                                     investment
TRUSTEE                                                                                                                companies in
                                                                                                                       the Fund
                                                                                                                       Complex

Edward L. Flaherty, Jr., Esq. #    Director or Trustee of the Federated Fund Complex; Attorney, of         $1,641.25   $122,362 for
Birthdate: June 18, 1924           Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park                       the
Miller, Ament, Henny & Kochuba     Restaurants, Inc.; formerly: Counsel, Horizon Financial, F.A.,                      Corporation
205 Ross Street                    Western Region; Partner, Meyer and Flaherty.                                        and 56 other
Pittsburgh, PA                                                                                                         investment
DIRECTOR                                                                                                               companies in
                                                                                                                       the Fund
                                                                                                                       Complex

Peter E. Madden                    Director or Trustee of the Federated Fund Complex; formerly:            $1,491.83   $111,222 for
Birthdate: March 16, 1942          Representative, Commonwealth of Massachusetts General Court;                        the
One Royal Palm Way                 President, State Street Bank and Trust Company and State Street                     Corporation
100 Royal Palm Way                 Corporation.                                                                        and 56 other
Palm Beach, FL                                                                                                         investment
DIRECTOR                           Retired: Director, VISA USA and VISA International; Chairman and                    companies in
                                   Director, Massachusetts Bankers Association; Director, Depository                   the Fund
                                   Trust Corporation.                                                                  Complex

John E. Murray, Jr., J.D., S.J.D.  Director or Trustee of the Federated Fund Complex; President, Law       $1,491.83   $111,222 for
Birthdate: December 20, 1932       Professor, Duquesne University; Consulting Partner, Mollica & Murray.               the
President, Duquesne University                                                                                         Corporation
Pittsburgh, PA                     Retired: Dean and Professor of Law, University of Pittsburgh School                 and 56 other
DIRECTOR                           of Law; Dean and Professor of Law, Villanova University School of                   investment

                                   Law.                                                                                companies in
                                                                                                                       the Fund
                                                                                                                       Complex

Wesley W. Posvar                   Director or Trustee of the Federated Fund Complex; President, World     $1,491.83   $111,222 for
Birthdate: September 14, 1925      Society of Ekistics, Athens; Professor, International Politics;                     the
1202 Cathedral of Learning         Management Consultant; Trustee, Carnegie Endowment for International                Corporation
University of Pittsburgh           Peace, RAND Corporation, Online Computer Library Center, Inc.,                      and 56 other
Pittsburgh, PA                     National Defense University and U.S. Space Foundation; President                    investment
DIRECTOR                           Emeritus, University of Pittsburgh; Founding Chairman, National                     companies
                                   Advisory Council for Environmental Policy and Technology, Federal                   in the Fund
                                   Emergency Management Advisory Board and Czech Management Center,                    Complex

                                   Prague.

                                   Retired: Professor, United States Military Academy; Professor,
                                   United States Air Force Academy.

Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex; Public               $1,491.83   $111,222 for
Birthdate: June 21, 1935           Relations/Marketing/Conference Planning.                                            the
4905 Bayard Street                                                                                                     Corporation
Pittsburgh, PA                     Retired: National Spokesperson, Aluminum Company of America;                        and 56 other
DIRECTOR                           business owner.                                                                     investment
                                                                                                                       companies in

                                                                                                                       the Fund
                                                                                                                       Complex

J. Christopher Donahue##*          President or Executive Vice President of the Federated Fund Complex;    $       0   $0 for the
Birthdate: April 11, 1949          Director or Trustee of some of the Funds in the Federated Fund                      Corporation
Federated Investors Tower          Complex; President and Director, Federated Investors, Inc.;                         and 18 other
1001 Liberty Avenue                President and Trustee, Federated Advisers, Federated Management, and                investment
Pittsburgh, PA                     Federated Research; President and Director, Federated Research Corp.                companies in
PRESIDENT AND DIRECTOR             and Federated Global Research Corp.; President, Passport Research,                  the Fund
                                   Ltd.; Trustee, Federated Shareholder Services Company; Director,                    Complex
                                   Federated Services Company.

Edward C. Gonzales                 Trustee or Director of some of the Funds in the Federated Fund          $       0   $0 for the
Birthdate: October 22, 1930        Complex; President, Executive Vice President and Treasurer of some                  Corporation
Federated Investors Tower          of the Funds in the Federated Fund Complex; Vice Chairman, Federated                and 1 other
1001 Liberty Avenue                Investors, Inc.; Vice President, Federated Advisers, Federated                      investment
Pittsburgh, PA                     Management, Federated Research, Federated Research Corp., Federated                 companies
EXECUTIVE VICE PRESIDENT           Global Research Corp. and Passport Research, Ltd.; Executive Vice                   in the Fund
                                   President and Director, Federated Securities Corp.; Trustee,                        Complex
                                   Federated Shareholder Services Company.

John W. McGonigle                  Executive Vice President and Secretary of the Federated Fund            $       0   $0 for the
Birthdate: October 26, 1938        Complex; Executive Vice President, Secretary, and Director,                         Corporation
Federated Investors Tower          Federated Investors, Inc.; Trustee, Federated Advisers, Federated                   and 56 other
1001 Liberty Avenue                Management, and Federated Research; Director, Federated Research                    investment
Pittsburgh, PA                     Corp. and Federated Global Research Corp.; Director, Federated                      companies in
EXECUTIVE VICE PRESIDENT AND       Services Company; Director, Federated Securities Corp.                              the Fund
 SECRETARY                                                                                                             Complex

Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice President - Funds         $       0   $0 for the
Birthdate:  June 17, 1954          Financial Services Division, Federated Investors, Inc.; Formerly:                   Corporation
Federated Investors Tower          various management positions within Funds Financial Services                        and 56 other
1001 Liberty Avenue                Division of Federated Investors, Inc.                                               investment
Pittsburgh, PA                                                                                                         companies in
TREASURER                                                                                                              the Fund
                                                                                                                       Complex

Richard B. Fisher                  President or Vice President of some of the Funds in the Federated       $       0   $0 for the
Birthdate: May 17, 1923            Fund Complex; Director or Trustee of some of the Funds in the                       Corporation
Federated Investors Tower          Federated Fund Complex; Executive Vice President, Federated                         and 6 other
1001 Liberty Avenue                Investors, Inc.; Chairman and Director, Federated Securities Corp.                  investment
Pittsburgh, PA                                                                                                         companies in
VICE PRESIDENT                                                                                                         the Fund
                                                                                                                       Complex

William D. Dawson, III             Chief Investment Officer of this Fund and various other Funds in the    $       0   $0 for the
Birthdate: March 3, 1949           Federated Fund Complex; Executive Vice President, Federated                         Corporation
Federated Investors Tower          Investment Counseling, Federated Global Research Corp., Federated                   and 41 other
1001 Liberty Avenue                Advisers, Federated Management, Federated Research, and Passport                    investment
Pittsburgh, PA                     Research, Ltd.; Registered Representative, Federated Securities                     companies in
Chief Investment Officer           Corp.; Portfolio Manager, Federated Administrative Services; Vice                   the Fund
                                   President, Federated Investors, Inc.; Formerly: Executive Vice                      Complex
                                   President and Senior Vice President, Federated Investment Counseling
                                   Institutional Portfolio Management Services Division; Senior Vice
                                   President, Federated Research Corp., Federated Advisers, Federated
                                   Management, Federated Research, and Passport Research, Ltd.

Joseph M. Balestrino               Senior Portfolio Manager and Vice President of four investment          $       0   $0 for the
Birthdate:  November 3, 1954       companies in the Federated Fund Complex; Vice President, Federated                  Corporation
Federated Investors Tower          Investment Counseling, Federated Advisers, Federated Global Research                and 3 other
1001 Liberty Avenue                Corp., Federated Management, Federated Research, Federated Research                 investment
Pittsburgh, PA                     Corp. and Passport Research, Ltd.; Formerly:  Assistant Vice                        companies in
SENIOR PORTFOLIO MANAGER/VICE      President, Federated Advisers, Federated Management, Federated                      the Fund
 PRESIDENT                         Research, Federated Research Corp. , Passport Research, Ltd. and                    Complex
                                   Federated Global Research Corp.


## Mr. Donahue is the father of J. Christopher Donahue, President and Director of the Corporation.

+ Mr. Constantakis became a member of the Board of Directors on April 28, 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

Other Related Services. Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



For the fiscal year ended, October 31, 1998, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $3,579,790,760 for which the Fund paid $40 in brokerage commissions.


On October 31, 1998, the Fund owned securities of the following regular broker/dealers:



Donaldson, Lufkin, Jenrette - $7,314,021; Lehman Brothers -$7,415,976; Merrill Lynch - $435,468.



Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting
services) necessary to operate the Fund.   Federated Services Company provides
these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

             Maximum                Average Aggregate Daily Net
        Administrative Fee          Assets of the Federated Funds

        ------------------          -----------------------------
          .15 of 1%                   on the first $250 million
          .125 of 1%                  on the next $250 million
          .10 of 1%                   on the next $250 million
          .075 of 1%                on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Ernst & Young LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES



For the Year ended October 31, 1998


                                                 Current FYE                Prior FYE                          Prior FYE

---------------------------------------------------------------------------------------------------------------------------
Advisory Fee Earned                               $6,185,961                $4,127,217                        $2,650,984

---------------------------------------------------------------------------------------------------------------------------
Advisory Fee Reduction                            $  855,524                $  842,462                        $  705,603
---------------------------------------------------------------------------------------------------------------------------
Brokerage Commissions                             $       40                $        0                        $        0
---------------------------------------------------------------------------------------------------------------------------
Administrative Fee                                $  621,951                $  415,495                        $  267,242
---------------------------------------------------------------------------------------------------------------------------
12b-1 Fee

---------------------------------------------------------------------------------------------------------------------------
  Class A Shares                                  $        0                      ----                              ----
---------------------------------------------------------------------------------------------------------------------------
  Class B Shares                                  $1,778,450                      ----                              ----
---------------------------------------------------------------------------------------------------------------------------
  Class C Shares                                  $  425,963                      ----                              ----
---------------------------------------------------------------------------------------------------------------------------
Shareholder Services Fee

---------------------------------------------------------------------------------------------------------------------------
 Class A Shares                                   $  321,581                      ----                              ----
---------------------------------------------------------------------------------------------------------------------------
 Class B Shares                                   $  592,816                      ----                              ----
---------------------------------------------------------------------------------------------------------------------------
 Class C Shares                                   $  141,988                      ----                              ----
---------------------------------------------------------------------------------------------------------------------------
 Class F Shares                                   $  851,190                      ----                              ----
---------------------------------------------------------------------------------------------------------------------------


Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

===============================================================================
The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Total returns given for the one-, five- and ten-year or since inception periods ended October 31, 1998.

Yield given for the 30-day period ended October 31, 1998.



                              30-Day Period  1 Year  5 Years    10 Years    Since
                                                                            Inception
                                                                            on
Class A Shares                                                              6/28/95

---------------------------------------------------------------------------------------
Total Return                         NA      0.43%      NA         NA        6.62%
--------------------------------------------------------------------------------------
Yield                                5.84%     NA       NA         NA        NA
--------------------------------------------------------------------------------------


                              30-Day Period  1 Year  5 Years    10 Years    Since
                                                                            Inception
                                                                            on
Class B Shares                                                              6/25/95

---------------------------------------------------------------------------------------
Total Return                         NA     (1.06%)     NA         NA        6.51%

---------------------------------------------------------------------------------------
Yield                              5.30%       NA       NA         NA          NA
---------------------------------------------------------------------------------------


                              30-Day Period  1 Year  5 Years    10 Years    Since
                                                                            Inception
                                                                            on
Class C Shares                                                              6/25/95

---------------------------------------------------------------------------------------
Total Return                         NA      3.36%      NA         NA        7.28%
---------------------------------------------------------------------------------------
Yield                              5.31%       NA       NA         NA         NA
---------------------------------------------------------------------------------------


                              30-Day Period  1 Year  5 Years    10 Years    Since
                                                                            Inception
                                                                            on
Class F                                                                     5/20/87

---------------------------------------------------------------------------------------
Total Return                      NA         3.11%     6.81%      9.65%      9.46%

---------------------------------------------------------------------------------------
Yield                            6.03%       NA        NA         NA         NA
---------------------------------------------------------------------------------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers High Yield Index. Covers the universe of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch IBCA, Inc. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Salomon Brothers Aaa-Aa Corporates Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

Merrill Lynch Corporate & Government Master Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.

Merrill Lynch Corporate Master is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by Standard and Poor's Corporation and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.

The Lehman Brothers Corporate Bond Index is comprised of a large universe of bonds issued by industrial, utility and financial companies which have a minimum rating of Baa by Moody's Investors Service, Inc., BBB by Standard and Poor's Ratings Group or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch Investors Service, Inc.



Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed Mutual Funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.



WHO IS FEDERATED INVESTORS, INC.?

================================================================================


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds



In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



Equity Funds



In the equity sector, Federated has more than 27 years' experience.  As of

December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



Corporate Bond Funds



In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.



Government Funds



In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.



Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice

Presidents of the Federated advisory companies.



Mutual Fund Market



Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



FEDERATED CLIENTS OVERVIEW

Institutional Clients



Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.



Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries



Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

================================================================================
The Financial Statements for the Fund for the fiscal year ended October 31, 1998 are incorporated herein by reference to the Annual Report to Shareholders of Federated Bond Fund dated October 31, 1998.

INVESTMENT RATINGS

================================================================================

Standard and Poor's Long-Term Debt Rating Definitions

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service, Inc. Long-Term Bond Rating Definitions

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service, Inc. Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:



 .  Leading market positions in well established industries.
 .  High rates of return on funds employed.
 .  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 . Broad margins in earning coverage of fixed financial charges and high internal cash generation.

 . Well established access to a range of financial markets and assured sources of alternate liquidity.



Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

================================================================================



Federated Bond Fund

Class A, Class B, Class C, Class F            Federated Investors Funds
                                              5800 Corporate Drive
                                              Pittsburgh, PA 15237-7000
--------------------------------------------------------------------------------
Distributor

Federated Securities Corp.                    Federated Investors Tower
                                              1001 Liberty Avenue,
                                              Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------
Investment Adviser

Federated Advisers                            Federated Investors Tower
                                              1001 Liberty Avenue,
                                              Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------
Custodian

State Street Bank and Trust Company           P.O. Box 8600
                                              Boston, MA 02266-8600

--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company        P.O. Box 8600

                                              Boston, MA 02266-8600

--------------------------------------------------------------------------------

Independent Auditors

Ernst & Young LLP                             200 Clarendon Street
                                              Boston, MA 02116-5072

--------------------------------------------------------------------------------


PART C.    OTHER INFORMATION.

Item 23.

    (a)  Copy of Articles of Incorporation of the Registrant; (1)
    (b)  Copy of By-Laws of the Registrant; (1)

         (i)  Copy of Amendment No.1 to the By-Laws of Registrant; (11)
         (ii) Copy of Amendment No.2 to the By-Laws of Registrant; (11)

        (iii)Copy of Amendment No.3 to the By-Laws of Registrant; (11)

    (c) (i) Copies of Specimen Certificates for Shares of Capital Stock of Federated Bond Fund; (5)
         (ii) Copy of Specimen Certificate for Shares of Common Stock of Class F Shares of Federated Bond Fund; (7)

    (d)  Conformed copy of Investment Advisory Contract of the Registrant; (3)
    (e)       (i)   Copy of Distributor's Contract of Registrant; (2)

                    (a) Conformed copy of Exhibits C and D to Distributor's Contract; (4)
                    (b) Conformed copy of Exhibits E, F, and G to Distributor's Contract; (5)

              (ii) Conformed copy of Distributor's Contract (Class B Shares) including Exhibit 1 and Schedule A; (10)

               (iii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);

    (f)  Not applicable;

 +    All exhibits have been filed electronically via EDGAR.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 21, 1992. (File No. 33-48847)

(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed September 8, 1992. (File No. 33-48847)

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed December 29, 1993 (File No. 33-48847)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 23, 1994 (File No. 33-48847)

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed July 27, 1995 (File No. 33-48847)

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed February 18, 1997 (File No. 33-48847)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed December 31, 1997 (File No. 33-48847)

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed October 30, 1998 (File No. 33-48847)

                 (g)  (i)  Conformed copy of Custodian Agreement of the
                           Registrant;(3)
                      (ii) Conformed copy of State Street Domestic Custody
                           Fee Schedule; (9)

                 (h)  (i)    Conformed copy of Principal Shareholder Servicer's
                             Agreement (Class B Shares) including Exhibit 1 and
                             Schedule A; (10)
                      (ii)   Conformed copy of Shareholder Services Agreement
                             (Class B Shares) including Exhibit 1 and Schedule
                             A; (10)
                      (iii)  Amended and Restated Agreement for Fund Accounting
                             Services, Administrative Services, Transfer Agency
                             Services, and Custody Services

                             Procurement; (11)

                      (iv) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375);

                      (v) Conformed copy of Amended and Restated Shareholder Services Agreement; (9)
                      (vi) The responses described in Item 24(b)(6)(ii) are hereby incorporated by reference;

                 (i) Copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
                 (j)  Copy of Consent of Independent Auditors;(+)
                 (k)  Not applicable;
                 (l)  Not applicable;
                 (m)  (i)    Copy of Distribution Plan; (2)

                      (ii) Conformed Copy of Exhibits B and C to Distribution Plan; (4)
                      (iii) Conformed Copy of Exhibits D, E, and F to Distribution Plan; (5)
                      (iv) Conformed copy of Exhibit 1 to the 12b-1 Distribution Plan (Class B Shares) of the Registrant; (10)
                      (v) The responses described in Item 24(b)(6)(ii) are hereby incorporated by reference;

 +    All exhibits have been filed electronically via EDGAR.

(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed September 8, 1992. (File No. 33-48847)

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed December 29, 1993 (File No. 33-48847)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 23, 1994 (File No. 33-48847)

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed July 27, 1995 (File No. 33-48847)

(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed October 24, 1997 (File No. 33-48847)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed December 31, 1997 (File No. 33-48847)

(11) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 16 on Form N-1A filed October 30, 1998 (File No. 33-48847)

                 (n)  Copies of Financial Data Schedules;(+)

                 (o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);

                 (p)  (i)    Power of Attorney; (11)

                      (ii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant (+)
                      (iii) Conformed copy of Power of Attorney of Treasurer of the Registrant (+)

Item 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND:

           None

Item 25.   INDEMNIFICATION:  (1)

Item 26.Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Management of the Corporation" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Investment Series Funds, Inc. Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark
     D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

 +    All exhibits have been filed electronically via EDGAR.

(1) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed September 8, 1992. (File No. 33-48847)

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed October 30, 1998 (File No. 33-48847)

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Susan R. Hill
                                                      Stephen A. Keen
                                                      Robert K. Kinsey
                                                      Robert M. Kowit
                                                      Jeff A. Kozemchak
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      Charles A. Ritter
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      Jolanta M. Wysocka
                                                      Marc Halperin

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Robert E. Cauley
                                                      Lee R. Cunningham, II
                                                      B. Anthony Delserone, Jr.
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      John T. Gentry
                                                      William R. Jamison
                                                      Constantine Kartsonsas
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      John Sheehy
                                                      Michael W. Sirianni
                                                      Leonardo A. Vila
                                                      Lori A. Wolff
                                                      Gary Farwell

           Secretary:                                 Stephen A. Keen

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine I. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

ITEM 27. PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



               (b)
           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Richard B. Fisher                   Director, Chairman, Chief              Vice President
Federated Investors Tower           Executive Officer, Chief
1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               Executive Vice
Federated Investors Tower           President,                             President

1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Platt                     Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



      (c)  Not applicable.

Item 28.   LOCATION OF ACCOUNTS AND RECORDS:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                     Federated Investors Tower
                                               1001 Liberty Avenue
                                               Pittsburgh, PA  15222-3779

                                             (Notices should be sent to the
                                             Agent for Service at above address)

                                               Federated Investors Funds
                                               5800 Corporate Drive
                                               Pittsburgh, PA 15237-7000

Federated Shareholder Services Company         P.O. Box 8600
("Transfer Agent and Dividend                  Boston, MA 02266-8600

Disbursing Agent")

Federated Services Company                     Federated Investors Tower
("Administrator")                              1001 Liberty Avenue

                                               Pittsburgh, PA  15222-3779

Federated Advisers                             Federated Investors Tower
("Adviser")                                    1001 Liberty Avenue

                                               Pittsburgh, PA  15222-3779

State Street Bank and Trust Company            P.O. Box 8600
("Custodian")  Boston, MA 02266-8600

Item 29.   MANAGEMENT SERVICES:  Not applicable.

Item 30.   UNDERTAKINGS:

     Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or Directors and to assist in communications with other shareholders as required by Section 16(c).

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INVESTMENT SERIES FUNDS,

     INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of December, 1998.

                          INVESTMENT SERIES FUNDS, INC.

                               BY: /s/ Matthew S. Hardin
                               Matthew S. Hardin, Assistant Secretary
                               Attorney in Fact for John F. Donahue

                               December 30, 1998

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

        NAME                            TITLE                        DATE

By:  /s/ Matthew S. Hardin

     Matthew S. Hardin                  Attorney In Fact     December 30, 1998
     ASSISTANT SECRETARY                For the Persons

                                        Listed Below

        NAME                            TITLE

John F. Donahue*                        Chairman and Director
                                        (Chief Executive Officer)

J. Christopher Donahue*                 President and Director

Richard J. Thomas*                      Treasurer
                                        (Principal Financial and
                                        Accounting Officer)

William D. Dawson, III*                 Chief Investment Officer

Thomas G. Bigley*                       Director

John T. Conroy, Jr.*                    Director

Nicholas P. Constantakis*               Director

William J. Copeland*                    Director

James E. Dowd*                          Director

Lawrence D. Ellis, M.D.*                Director

Edward L. Flaherty, Jr.*                Director

Peter E. Madden*                        Director

John E. Murray, Jr.*                    Director

Wesley W. Posvar*                       Director

Marjorie P. Smuts*                      Director

*By Power of Attorney